Changes in accounting policies -Summary of the impact of new standards (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets	$ 15,090	$ 11,434	$ 0
Prepaid expenses and other current assets	2,320		$ 1,523
Lease liabilities	$ (19,751)	(19,683)
IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets		11,434
Prepaid expenses and other current assets		(20)
Current accrued expenses and other current liabilities		282
Deferred lease inducements		2,292
Lease liabilities		$ (13,988)